SUBSEQUENT EVENTS (Detail Textuals) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended									1 Months Ended				1 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Nov. 11, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Common Stock [Member]	Apr. 02, 2014 Subsequent Event [Member]	Apr. 03, 2014 Subsequent Event [Member]	Apr. 04, 2014 Subsequent Event [Member]	Apr. 07, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member]	Feb. 03, 2014 Subsequent Event [Member]	Feb. 04, 2014 Subsequent Event [Member]	Feb. 06, 2014 Subsequent Event [Member]	Feb. 07, 2014 Subsequent Event [Member]	Feb. 27, 2014 Subsequent Event [Member]	Jan. 29, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] Post Acquisition [Member]	Jun. 30, 2014 Subsequent Event [Member] TSTE [Member]	Jun. 30, 2014 Subsequent Event [Member] TSTE [Member] Post Acquisition [Member]	Jun. 30, 2014 Subsequent Event [Member] TSTE [Member] Post Acquisition [Member] Maximum [Member]	Jun. 30, 2014 Subsequent Event [Member] TSTE [Member] Post Acquisition [Member] Minimum [Member]	Jun. 30, 2014 Subsequent Event [Member] TSTE [Member] Pre Acquisition [Member]	Jun. 30, 2014 Subsequent Event [Member] Warrant [Member]	Mar. 06, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 27, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 07, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 06, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 04, 2014 Subsequent Event [Member] Warrant [Member]	Feb. 03, 2014 Subsequent Event [Member] Warrant [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]	Jan. 29, 2014 Subsequent Event [Member] Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 551,497	$ 2,247,746	$ 810,000			$ 22,500	$ 182,100	$ 55,000	$ 317,900	$ 265,250	$ 1,643,496	$ 62,500	$ 63,000	$ 75,000	$ 52,500	$ 50,000	$ 245,000	$ 56,250
Stock Issued During Period, Shares, New Issues	735,327	2,996,995	2,250,000			2,250,000	242,800	73,333	423,867	353,666	2,191,328	83,333	84,000	100,000	70,000	66,667	326,667	75,000
Share Price	$ 0.75						$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Stockholders Equity Note Description	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.						Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.	Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.
Derivative Liability					$ 231,200																						$ 804,000	$ 30,800	$ 19,100	$ 36,500	$ 30,600	$ 30,400	$ 27,300	$ 119,100
Business Acquisition, Date of Acquisition Agreement																					Jun. 30, 2014
Equity Method Investment, Ownership Percentage																					100.00%		78.50%	21.50%		100.00%
Conversion of Stock, Shares Issued																				18,245,923		18,245,923
Common Stock, Shares, Outstanding	14,155,190	17,152,185	12,763,818																			5,000,000			5,000,000
Shares Issued And Outstanding																					23,245,923
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.75			0.001			0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Cash paid inlieu for legal services																			100,000